Loss for the year (Tables)	12 Months Ended
Jun. 30, 2022
Loss For Year [Abstract]
Loss Before Income Tax

Loss before income tax includes the following specific expenses:

	Year Ended June 30,
	2022	2021	2020
Share-based payments expense^
Performance rights granted	$15,299,627	$2,952,676	$78,362
Share rights granted	3,615,341	—	6,291,510
Options granted	1,275,570	2,995,856	1,189,081
Total share-based compensation expense	$20,190,538	$5,948,532	$7,558,953
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	—	—	3,062,598
Loss on redemption of loan notes	—	—	1,765,353
Unwinding of fair value gain	55,728	40,547	48,377
Interest accrued on borrowings	2,031,135	188,847	454,633
Total borrowing costs	$2,086,863	$229,394	$5,330,961
Impairment losses
Fixed assets written off1	—	2,764,940	—
Total impairment losses	$—	$2,764,940	$—

[1]Impairments recognized during the prior period relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Group’s strategic alliance with US-based Harper International Corporation. This amount represents the net book value of fixed assets written off.

Schedule of Administrative and Other Expenses

	Year ended June 30,
Administrative and other expenses	2022	2021	2020
Insurance	$5,300,985	$383,941	$234,544
Legal fees	1,967,564	263,532	558,745
Occupancy expenses	2,385,890	23,038	79,948
Consulting fees	2,280,680	683,856	259,992
Other	4,800,904	2,591,462	1,606,169
Total administrative and other expenses	$16,736,023	$3,945,829	$2,739,398